Accounts Receivable	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Accounts Receivable	5 - ACCOUNTS RECEIVABLE
	March 31, 2016	March 31, 2015
	$	$
Trade accounts receivable	47,362	59,460
Allowance for doubtful accounts	-	-
Other	10,945	3,893
	58,307	63,353